Share-based compensation - Restricted Stock Units (Details) - CNY (¥) ¥ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025
Share-based compensation
Number of restricted shares granted (in shares)		59,953,110
Restricted stock units
Share-based compensation
Performance target achievement measurement period	3 years
Unrecognized compensation expense		¥ 20,681
Unrecognized compensation expenses which is expected to be recognized over a weighted-average period		2 years 10 months 20 days
Restricted stock units with service condition
Share-based compensation
Number of restricted shares granted (in shares)	51,920,610
Vesting period	4 years
Restricted stock units with service condition | Vesting on each anniversary | First anniversary
Share-based compensation
Vesting percentage	25.00%
Restricted stock units with service condition | Vesting on each anniversary | Second anniversary
Share-based compensation
Vesting percentage	25.00%
Restricted stock units with service condition | Vesting on each anniversary | Third anniversary
Share-based compensation
Vesting percentage	25.00%
Restricted stock units with service condition | Vesting on each anniversary | Fourth anniversary
Share-based compensation
Vesting percentage	25.00%
Restricted stock units with service condition | Vesting on second, third and fourth anniversary | Second anniversary
Share-based compensation
Vesting percentage	50.00%
Restricted stock units with service condition | Vesting on second, third and fourth anniversary | Third anniversary
Share-based compensation
Vesting percentage	25.00%
Restricted stock units with service condition | Vesting on second, third and fourth anniversary | Fourth anniversary
Share-based compensation
Vesting percentage	25.00%
Restricted stock units with service and performance condition
Share-based compensation
Number of restricted shares granted (in shares)	8,032,500